Employee Benefits - Schedule of Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Retirement Benefits [Abstract]
Service cost	$ 1,139	$ 849
Interest cost	285	133
Other		(11)
Net cost	$ 1,424	$ 971